PARENT COMPANY ONLY CONDENSED FINANCIAL INFORMATION - Condensed statement of Cash Flows (Details) - CNY (¥) ¥ in Thousands	12 Months Ended
	Dec. 31, 2021	Dec. 31, 2020	Dec. 31, 2019
Condensed Cash Flow Statements, Captions [Line Items]
Net cash provided by operating activities	¥ 214,820	¥ 327,544	¥ 334,039
Net cash used in financing activities	(522,234)		(160,194)
Effect of foreign currency exchange rate changes on cash and cash equivalents	3,967	(3,515)	377
Net increase in cash and cash equivalents	81,166	66,279	49,874
Cash and cash equivalents as of the beginning of the year	280,355	214,076	164,202
Cash and cash equivalents as of the end of the year	361,521	280,355	¥ 214,076
Fang | Reportable Legal Entities
Condensed Cash Flow Statements, Captions [Line Items]
Net cash provided by operating activities	539,747	3,634
Net cash used in financing activities	(540,375)
Effect of foreign currency exchange rate changes on cash and cash equivalents	(71)	(198)
Net increase in cash and cash equivalents	(699)	3,436
Cash and cash equivalents as of the beginning of the year	3,436
Cash and cash equivalents as of the end of the year	¥ 2,737	¥ 3,436